INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

Significant components of the provision for income taxes are as follows:

	For the year ended September 30,
	2022	2023	2024
Hong Kong profit tax:
- Current income tax	$127,843	$193,020	$224,195
- Tax Concession	(1,282)	(769)	(385)
Income tax expenses	$126,561	$192,251	$223,810

SCHEDULE OF INCOME TAX AND ACTUAL PROVISION

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	Year ended September 30,
	2022	2023	2024
	US$	US$	US$
Income before income tax	936,788	1,269,643	1,562,818
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	152,624	209,491	257,865
Tax effect of non-taxable income	(2,759)	(1,683)	(11,253)
Tax effect of deductible difference	(923)	6,366	(1,263)
Tax effect of non-deductible expenditure	55	-	-
Tax concession	(1,282)	(769)	(385)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)

Income tax expense	126,561	192,251	223,810